PREPAID LAND USE RIGHTS, NET (Tables)	12 Months Ended
Dec. 31, 2012
PREPAID LAND USE RIGHTS, NET [Abstract]
Schedule of Land Use Rights, Net
	At December 31,
	2011	2012
	$	$

Prepaid land use rights, cost	24,261,289	30,086,477
Less: Accumulated amortization	(901,373)	(1,539,060)

Prepaid land use rights, net	23,359,916	28,547,417